Item G.1.b.iv

BNY Mellon Municipal Income, Inc.

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Directors, persons owning more than 10% of the Fund's Common Stock or VMTP Shares, and certain additional persons are required to report their transactions in the Fund's Common Stock or VMTP Shares to the SEC and the Fund. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended September 30, 2023, all filing requirements applicable to such persons were complied with except the Form 3 for Bank of America Corp reflecting the acquisition of VMTP Shares was filed on July 24, 2023, reflecting that it owns 1,209 shares of the Fund's VMTP Shares, and the Form 3 for Ping Jiang, Director of Investment Oversight for BNY Mellon Investment Adviser, Inc., was filed on August 3, 2023, reflecting that he did not own any shares of the Fund's securities, neither of which were filed in a timely manner.